Equity - Issued Capital (Details) - USD ($)						9 Months Ended	12 Months Ended
	Feb. 03, 2025	Jan. 30, 2024	Nov. 01, 2022	Aug. 25, 2022	Aug. 24, 2022	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity - Issued Capital [Line Items]
Issued shares					275
Offering price (in Dollars per share)		$ 1.5499
Pre-funded warrant exercised		1
Remaining per share (in Dollars per share)		$ 0.0001
Warrants to purchase		1,903,225
Exercise price (in Dollars per share)		$ 1.55			$ 5.16
Aggregate offering price (in Dollars)	$ 10,000,000
Average sales price (in Dollars per share)							$ 5.26
Gross proceeds (in Dollars)							$ 9,699,204	$ 2,949,857
Sales cash commission (in Dollars)							299,976
Total value (in Dollars)			$ 100,000			$ 34,837,206	$ 60,145,100	$ 34,837,206	31,035,121	$ 30,907,405
Share price (in Dollars per share)			$ 2.5
Pre funded warrants		1,416,354		1	3,220,338	896,276
Total consideration (in Dollars)		$ 2,949,857		$ 13,299,996
Ordinary shares per share (in Dollars per share)
Tradable pre-funded warrant					1
(in Dollars per share)						$ 1.44	$ 8.59	$ 1.44
Year term					5 years
Share options granted		95,161			161,017
Warrants were exercised								761,290
Total warrants (in Dollars)							$ 2,476,096	$ 1,180,052
Fair value losses (in Dollars)								2,982,480
Issuance of shares		486,871
Exercise share						895,842
Exercised amount (in Dollars)						$ 52
Nasdaq Via [Member]
Equity - Issued Capital [Line Items]
Issued shares					3,220,338
Warrants [member]
Equity - Issued Capital [Line Items]
Issued shares		1,416,354
Pre-funded warrant exercised		1
Remaining per share (in Dollars per share)		$ 0.0001
Warrants to purchase		1,998,386
Pre funded warrants		1,416,354				520,078
Total consideration (in Dollars)					$ 13,299,996
(in Dollars per share)					$ 5
Warrants were exercised							4,670
Total warrants (in Dollars)							$ 24,097
Fair value losses (in Dollars)							$ 6,823,879	1,269,276
Exercise share						520,078
Pre-Funded Warrants [Member]
Equity - Issued Capital [Line Items]
Warrants were exercised							106,900
Total warrants (in Dollars)							$ 534,500
Private Placement Warrant [Member]
Equity - Issued Capital [Line Items]
Total warrants (in Dollars)								$ 1,180,000
Private Placement [Member]
Equity - Issued Capital [Line Items]
Warrants were exercised							1,141,935
Total warrants (in Dollars)							$ 1,769,999
Placement Agent [Member]
Equity - Issued Capital [Line Items]
Warrants were exercised							95,161
Total warrants (in Dollars)							$ 147,500
ADSs [Member]
Equity - Issued Capital [Line Items]
Issued shares			40,000	1			1,842,560
Gross proceeds (in Dollars)							$ 9,999,180
Ordinary shares [member]
Equity - Issued Capital [Line Items]
Issued shares			11,000,000	275